Organization and Nature of Business (Details) - USD ($)										1 Months Ended												9 Months Ended
	Sep. 01, 2023	Aug. 31, 2023	Sep. 20, 2022	Sep. 13, 2022	Dec. 06, 2021	Dec. 06, 2021	Oct. 20, 2021	Oct. 18, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 17, 2023	Apr. 20, 2023	Dec. 20, 2022	Sep. 30, 2022	Sep. 20, 2022	Sep. 16, 2022	Sep. 16, 2022	Jun. 15, 2022	Oct. 31, 2021	Oct. 20, 2021	Aug. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Jun. 29, 2023	Dec. 31, 2022	Aug. 11, 2022	Jul. 19, 2022	Dec. 31, 2021	Mar. 08, 2018
Organization and Nature of Business (Details) [Line Items]
Company issued					4,123	4,123		1,417	2,292												2,292
Purchase price per share																					$ 4,800
Gross proceeds							$ 4,250,000														$ 11,000,000
Issued warrants to purchase of shares																					2,292
Debt instrument term, description																					The warrants have an exercise price of $5,060 per share and are exercisable for a five-year period commencing six months from the date of issuance.
Warrants exercise price									$ 3,000												$ 3,000
Purchase of common stock									115												115
Warrant exercise price												$ 61		$ 240		$ 240	$ 240
Exercise price per share						$ 2,300		$ 3,000
Net of underwriting discounts							$ 3,910,000												$ 3,910,000
Net proceeds			$ 17,200,000			$ 16,000,000
Prefunded warrants shares					4,164	4,164
Purchase of equity shares			52,725											52,725	52,725								52,725
Purchase shares														83,333
Exercise price term														$ 0.04									$ 0.04
Reverse stock split				1 for 50							1 for 40											On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”).
Common stock, issued									2,292									10,200			2,292	157			30,609			4,747
Purchase price per share																								$ 1
Gross proceeds from issue of common stock	$ 9,086																					$ 10,547,867
Warrants issued to purchase of shares									2,292			115									2,292								10,000
Warrant exercise price		$ 10			$ 2,300	$ 2,300			$ 5,060	$ 10		$ 34.4		240							$ 5,060		$ 240
Warrant exercise price repriced		$ 12.5							3,000									$ 2,300
Common stock, shares issued								1,417																		278
Public price per share								$ 3,000																			$ 0.001
Proceeds from public offering					$ 16,000,000										$ 17,200,000
Units issued					4,123
Prefunded warrants					4,164	4,164
Prefunded warrants exercise price					$ 0.04									$ 0.04
Warrants to purchase shares														83,333
Purchase of common stock shares												39,634
Property management fees, description																						(i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share.
Proceeds from Issuance of private placement										$ 9,000,000
Payments of outstanding obligation		$ 3,100,000								3,100,000
Repayment of debt										$ 400,000
Warrant [Member]
Organization and Nature of Business (Details) [Line Items]
Prefunded warrants shares					0.04	0.04
Warrants issued to purchase of shares												2,379
Warrant exercise price												$ 34.4																	$ 200
Common stock, shares issued		60,000								60,000
Private Placement [Member]
Organization and Nature of Business (Details) [Line Items]
Property management fees, description																						(i) pre-funded warrants (the “August Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share.
Common Stock [Member]
Organization and Nature of Business (Details) [Line Items]
Warrant exercise price																					6,000
Exercise price per share														$ 30,609
Maximum [Member]
Organization and Nature of Business (Details) [Line Items]
Exercise price term																						$ 12.5
Warrant exercise price												6,000
Warrant exercise price repriced													$ 495.8
Common Stock [Member]
Organization and Nature of Business (Details) [Line Items]
Common stock, issued																						50,000
Purchase price per share									$ 4,800			$ 48.76									$ 4,800
Gross proceeds from issue of common stock																				$ 4,250,000	$ 11,000,000	$ 1,900,000
Warrants issued to purchase of shares									2,378												2,378
Warrant exercise price		$ 0.001							$ 61	$ 0.001											$ 61
Common stock, shares issued			30,608												30,608							367,902			107,698			22,271